Document and Entity Information	12 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	MYnd Analytics, Inc.
Entity Central Index Key	0000822370
Document Type	S-4
Trading Symbol	MYND
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Ex Transition Period	false